Employee Benefits - Re-measurements Of Net Defined Benefit Liability - Assets (Details) - Gratuity - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Re-measurements of the net defined benefit liability / asset
Actuarial (gains) / losses	$ 5	$ (9)	$ 10
(Return) / loss on plan assets excluding amounts included in the net interest on the net defined benefit liability / asset	(1)	(2)	(2)
Total	4	(11)	8
(Gain) / loss from change in financial assumptions	4	(6)	8
(Gain) / loss from change in experience adjustments	1	(3)	2
Actuarial (gains) / losses	$ 5	$ (9)	$ 10